UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:    June 30, 2002

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     WoodTrust Asset Management, N.A.
Address:  181 2nd Street South
          P.O. Box 8000
          Wisconsin Rapids, WI 54495-8000

Form 13F File No:   28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Linda L. Bender
Title:         Vice President/Personal Trust Officer
Phone:         (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender  Wisconsin Rapids, Wisconsin  August 7, 2002
-------------------- ---------------------------  --------------
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None





                      FORM 13F SUMMARY PAGE

                         REPORT SUMMARY

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           50

Form 13F Information Table Value Total:      $95,492
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE







                              WOODTRUST ASSET MANAGEMENT, N.A.
                                 FORM 13F INFORMATION TABLE
                                       June 30, 2002


                                                                                       Voting Authority
                             Title
                               of             Value    Shares/  Sh/ Put/ Invst  Otr
Name of Issuer               Class   CUSIP   (x$1000)  Prn Amt  Prn Call Dsctn Mgrs    Sole   Shared None
--------------               -----  ------   -------   -------  --- ---- ----- ----   -----    ----  ----
ALBERTSONS INC                COM   13104104    1,114    36,569 SH       Sole          35,878    691    0
ALBERTSONS INC                COM   13104104       76     2,500 SH       Other          2,500      0    0
AMGEN INC                     COM   31162100    1,371    32,730 SH       Sole          32,394    336    0
ANHEUSER BUSCH COS INC        COM   35229103      746    14,923 SH       Sole          14,647    276    0
ASSOCIATED BANC CORP          COM   45487105      554    14,690 SH       Sole          14,690      0    0
BAXTER INTERNATIONAL INC      COM   71813109    1,417    31,888 SH       Sole          31,454    434    0
BAXTER INTERNATIONAL INC      COM   71813109       44     1,000 SH       Other          1,000      0    0
BERKSHIRE HATHAWAY INC        COM   84670207    2,283     1,022 SH       Sole           1,007     15    0
BERKSHIRE HATHAWAY INC        COM   84670207       89        40 SH       Other             40      0    0
BRISTOL MYERS SQUIBB CO       COM  110122108      408    15,874 SH       Sole          15,874      0    0
CISCO SYSTEMS INC             COM  17275R102      280    20,037 SH       Sole          20,037      0    0
CITIGROUP INC                 COM  172967101    1,359    35,065 SH       Sole          34,555    510    0
COCA COLA CO                  COM  191216100      453     8,092 SH       Sole           8,092      0    0
COCA COLA CO                  COM  191216100      250     4,465 SH       Other          4,465      0    0
COLGATE PALMOLIVE             COM  194162103      711    14,209 SH       Sole          13,939    270    0
CONCORD EFS INC               COM  206197105      278     9,224 SH       Sole           9,224      0    0
DELL COMPUTER CORP            COM  247025109      879    33,644 SH       Sole          33,060    584    0
DELL COMPUTER CORP            COM  247025109       26     1,000 SH       Other          1,000      0    0
EASTMAN KODAK COMPANY         COM  277461109      725    24,854 SH       Sole          24,396    458    0
EMC CORP/MASS                 COM  268648102      127    16,861 SH       Sole          16,861      0    0
EMC CORP/MASS                 COM  268648102        0        50 SH       Other             50      0    0
EXXON MOBIL CORP              COM  30231G102    2,439    59,612 SH       Sole          59,082    530    0
EXXON MOBIL CORP              COM  30231G102      112     2,740 SH       Other          2,740      0    0
FEDERAL NATIONAL MORTGAGE     COM  313586109    1,475    19,999 SH       Sole          19,637    362    0
GENERAL ELECTRIC CORP         COM  369604103    3,133   107,849 SH       Sole         106,684  1,165    0
GENERAL ELECTRIC CORP         COM  369604103      108     3,719 SH       Other          3,719      0    0
HEINZ H J CO                  COM  423074103      301     7,335 SH       Sole           7,335      0    0
HOME DEPOT INC                COM  437076102    1,633    44,469 SH       Sole          43,913    556    0
ILLINOIS TOOL WORKS           COM  452308109      273     4,000 SH       Sole           4,000      0    0
INTEL CORP                    COM  458140100    1,565    85,679 SH       Sole          84,624  1,055    0
INTEL CORP                    COM  458140100      130     7,090 SH       Other          7,090      0    0
INT'L BUSINESS MACHINES CORP  COM  459200101      881    12,233 SH       Sole          12,040    193    0
JOHNSON & JOHNSON             COM  478160104    1,314    25,138 SH       Sole          24,888    250    0
KIMBERLY-CLARK CORP           COM  494368103      458     7,387 SH       Sole           7,387      0    0
LIBERTY MEDIA CORP            COM  530718105      376    37,602 SH       Sole          36,888    714    0
MARSHALL & ILSLEY CORP        COM  571834100    1,332    43,074 SH       Sole          43,074      0    0
MARSHALL & ILSLEY CORP        COM  571834100      163     5,280 SH       Other          5,280      0    0
MEDTRONIC INC                 COM  585055106      839    19,576 SH       Sole          19,261    315    0
MERCK & CO INC                COM  589331107      416     8,216 SH       Sole           8,216      0    0
MERCK & CO INC                COM  589331107      133     2,635 SH       Other          2,635      0    0
MGIC INVESTMENT CORP          COM  552848103    1,105    16,302 SH       Sole          15,995    307    0
MICROSOFT CORP                COM  594918104    1,324    24,198 SH       Sole          23,942    256    0
MICROSOFT CORP                COM  594918104       92     1,677 SH       Other          1,677      0    0
NORTHERN TRUST                COM  665859104      693    15,722 SH       Sole          15,424    298    0
PEPSICO INC                   COM  713448108    1,986    41,197 SH       Sole          40,652    545    0
PFIZER INC                    COM  717081103    1,901    54,314 SH       Sole          53,733    581    0
PHILIP MORRIS COMPANIES INC   COM  718154107      662    15,160 SH       Sole          14,905    255    0
PHILIP MORRIS COMPANIES INC   COM  718154107       66     1,500 SH       Other          1,500      0    0
QUALCOMM INC                  COM  747525103      825    30,012 SH       Sole          29,489    523    0
RENAISSANCE LEARNING INC      COM  75968L105   40,851 2,020,305 SH       Sole       2,018,872  1,433    0
RENAISSANCE LEARNING INC      COM  75968L105       61     3,000 SH       Other          3,000      0    0
SBC COMMUNICATIONS INC        COM  78387G103      342    11,222 SH       Sole          11,222      0    0
SBC COMMUNICATIONS INC        COM  78387G103       61     2,000 SH       Other          2,000      0    0
SEI INVESTMENTS COMPANY       COM  784117103      700    24,857 SH       Sole          24,385    472    0
TEXAS INSTRUMENTS             COM  882508104      854    36,049 SH       Sole          35,471    578    0
UNITEDHEALTH GROUP INC        COM  91324P102    1,109    12,113 SH       Sole          11,894    219    0
WALGREEN COMPANY              COM  931422109      871    22,544 SH       Sole          22,186    358    0
WALMART STORES INC            COM  931142103    1,375    24,992 SH       Sole          24,622    370    0
WASHINGTON MUT INC            COM  939322103    1,147    30,895 SH       Sole          30,336    559    0
WASTE MGMT INC DEL            COM  94106L109    2,099    80,581 SH       Sole          79,343  1,238    0
WELLS FARGO & CO              COM  949746101    2,040    40,756 SH       Sole          40,209    547    0
WELLS FARGO & CO              COM  949746101       75     1,500 SH       Other          1,500      0    0
WRIGLEY CO                    COM  982526105      760    13,727 SH       Sole          13,481    246    0
3M CO                         COM  88579Y101       93       758 SH       Sole             758      0    0
3M CO                         COM  88579Y101      121       984 SH       Other            984      0    0
NOKIA CORP SPNSD ADR          COM  654902204      952    65,779 SH       Sole          64,670  1,109    0
STORA ENSO CORPORATION        COM  86210M106    3,056   230,636 SH       Sole         230,636      0    0

REPORT SUMMARY                 50              95,492 3,645,150                     3,626,542 18,608    0